Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lease Prepayments
Non-current portion	¥ 14,685	$ 2,304	¥ 15,219
Current portion - amount charged to expense within a year	534	84	534
Total lease prepayments of land use rights	¥ 15,219	$ 2,388	¥ 15,753